RULE 497 (E)
                                                033-61122, 033-02460, 033-74092,
                                               333-40309, 333-124048, 333-90737,
                                                           333-53836, 333-112217

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J


                        SUPPLEMENT DATED NOVEMBER 1, 2006
                         TO PROSPECTUS DATED MAY 1, 2006


         The chart set forth under the section titled "Allocation of Purchase Payments" is amended to read as follows:

------------------------------------------------------------------------
                     15 MINUTES BEFORE NYSE CLOSE
------------------------------------------------------------------------
Dynamic Dow               Dynamic OTC            Dynamic Russell 2000
------------------------------------------------------------------------
Dynamic S&P 500           Dynamic                Dynamic Weakening
                          Strengthening Dollar   Dollar
------------------------------------------------------------------------
Europe Advantage          Government Long Bond   Inverse Government
                          Advantage              Long Bond
------------------------------------------------------------------------
Inverse Mid-Cap Growth    Inverse Dynamic Dow    Inverse OTC
------------------------------------------------------------------------
Inverse Russell 2000      Inverse S&P 500        Japan Advantage
------------------------------------------------------------------------
Large-Cap Growth          Large-Cap Value        Mid Cap Advantage
------------------------------------------------------------------------
Mid-Cap Growth            Mid-Cap Value          Nova
------------------------------------------------------------------------
OTC                       Russell 2000           Small-Cap Growth
                          Advantage
------------------------------------------------------------------------
Small-Cap Value           U.S. Govt Money Mkt
------------------------------------------------------------------------
                     30 MINUTES BEFORE NYSE CLOSE
------------------------------------------------------------------------
Banking                   Basic Materials        Biotechnology
------------------------------------------------------------------------
Commodities               Consumer Products      Electronics
------------------------------------------------------------------------
Electronics               Energy                 Energy Services
------------------------------------------------------------------------
Financial Services        Health Care            Internet
------------------------------------------------------------------------
Leisure                   Precious Metals        Real Estate
------------------------------------------------------------------------
Retailing                 Technology             Telecommunication
------------------------------------------------------------------------
Transportation            Utilities
------------------------------------------------------------------------


The chart set forth under the Section titled "Short-Term Trading Risk" is amended to read as follows:

----------------------------------------------------------------------
                             30 DAY HOLD
----------------------------------------------------------------------
CLS AdvisorOne Amerigo    CLS AdvisorOne         Federated Capital
                          Clermont               Income Fund II
------------------------------------------------------------------------
Federated High Income     Federated              Federated Kaufmann
Bond Fund II              International Equity   Fund II
                          Fund II
------------------------------------------------------------------------
Federated Market          Legg Mason             Legg Mason All Cap
Opportunity Fund II       Aggressive Growth
------------------------------------------------------------------------
Legg Mason Government     Legg Mason High        Legg Mason Large
                          Yield Bond             Cap Growth
------------------------------------------------------------------------
Legg Mason Strategic      Legg Mason Total       Lord Abbett
Bond                      Return                 America's Value
------------------------------------------------------------------------
Lord Abbett Growth and    Rydex Absolute         Rydex Multi-Cap
Income                    Return Strategies      Core Equity
------------------------------------------------------------------------
Rydex Hedged Equity       Rydex Sector Rotation  Rydex Essential
                                                 Portfolio
                                                 Conservative
------------------------------------------------------------------------
Rydex Essential           Rydex Essential
Portfolio Moderate        Portfolio Aggressive
------------------------------------------------------------------------
                             60 DAY HOLD
------------------------------------------------------------------------
Dreyfus Socially          Dreyfus Stock Index    Dreyfus Disciplined
Responsible Growth                               Stock
------------------------------------------------------------------------
Dreyfus International     Dreyfus Small Cap
Value                     Stock Index
------------------------------------------------------------------------
                             90 DAY HOLD
------------------------------------------------------------------------
AllianceBernstein         AllianceBernstein      Janus Aspen INTECH
Growth and Income         Small Mid-Cap Value    Risk-Managed Core
------------------------------------------------------------------------
Janus Aspen INTECH        Janus Aspen Growth     Janus Aspen
Risk-Managed Growth       and Income             International Growth
------------------------------------------------------------------------
Janus Aspen Large Cap     Janus Aspen Mid Cap    Janus Aspen
Growth                    Growth                 Worldwide Growth
------------------------------------------------------------------------
Third Avenue Value
------------------------------------------------------------------------


Effective November 1, 2006, the following Investment Portfolios will also be available:

Evolution Managed Bond Fund (Investor Class)(1)
Evolution All-Cap Equity Fund (Investor Class) (1)
Federated Kaufmann Fund II (Service Share)(2)
Federated Market Opportunity Fund II (Service Share)(2)
PIMCO VIT Low Duration Portfolio (Administrative Share Class)(2)
PIMCO VIT Long-Term U.S. Government Portfolio (Administrative Share Class)(2) Pioneer International Value VCT Portfolio (Class II) (2)
Pioneer Strategic Income VCT Portfolio (Class II) (2)
Pioneer Cullen Value VCT Portfolio (Class II) (2)
Pioneer Emerging Markets VCT Portfolio (Class II) (2)
Pioneer Global High Yield VCT Portfolio (Class II)(2)
Pioneer Small Cap Value VCT Portfolio (Class II)(2)
Rydex VT Essential Portfolio Conservative Fund(2)
Rydex VT Essential Portfolio Moderate Fund(2)
Rydex VT Essential Portfolio Aggressive Fund(2)
Rydex VT Dynamic Russell 2000 Fund(2)
-------

(1)  This fund is only available in Jefferson National Life Annuity Account G.

(2) This fund is not available in Jefferson National Life Annuity Account F or Jefferson National Life Annuity Account K.

         Appendix A of Jefferson National Life Annuity Account G and Jefferson National Life Annuity Account I, and Appendix B of Jefferson National Life Annuity Account C, Jefferson National Life Annuity Account E, Jefferson National Life Annuity Account H, and Jefferson National Life Annuity Account J are hereby amended to include the following Investment Portfolio summaries:

EVOLUTION MANAGED BOND FUND (INVESTOR CLASS)
The Managed Bond Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed income securities, including ETFs and closed end investment companies (collectively "fixed income securities").

EVOLUTION ALL-CAP EQUITY FUND (INVESTOR CLASS)
The All-Cap Equity Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk The All-Cap Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities.

FEDERATED KAUFMANN FUND II (SERVICE SHARE)
The Federated Kaufmann Fund II seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

FEDERATED MARKET OPPORTUNITY FUND II (SERVICE SHARE)
The Federated Market Opportunity Fund II seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

PIMCO VIT LOW DURATION PORTFOLIO (ADMINISTRATIVE SHARE CLASS)
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT LONG-TERM U.S. GOVERNMENT PORTFOLIO (ADMINISTRATIVE SHARE CLASS) Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO (CLASS II)
The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

PIONEER STRATEGIC INCOME VCT PORTFOLIO (CLASS II)
The Pioneer Strategic Income VCT Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II)
The Pioneer Cullen Value VCT Portfolio seeks capital appreciation. Current income is a secondary objective. The portfolio invests primarily in equity securities.

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
The Pioneer Emerging Markets VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

PIONEER GLOBAL HIGH YIELD VCT PORTFOLIO (CLASS II)
The Pioneer Global High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets.

PIONEER SMALL CAP VALUE VCT PORTFOLIO (CLASS II)
The Pioneer Small Cap Value VCT Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies.

RYDEX VT ESSENTIAL PORTFOLIO CONSERVATIVE FUND
The Essential Portfolio Conservative Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX VT ESSENTIAL PORTFOLIO MODERATE FUND
The Essential Portfolio Moderate Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX VT ESSENTIAL PORTFOLIO AGGRESSIVE FUND
The Essential Portfolio Aggressive Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX VT DYNAMIC RUSSELL 2000 FUND
The Dynamic Russll 2000 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.


         There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The above listed descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-11.06